Description of Organization and Business Operations and Liquidity (Details)			5 Months Ended	8 Months Ended	9 Months Ended
	Jan. 22, 2022 $ / shares shares	Jan. 14, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) D M $ / shares shares	Sep. 30, 2022 USD ($) D M $ / shares shares
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		11,500,000
Unit price | $ / shares		$ 10.10
Proceeds from issuance of units		$ 116,150,000
Proceeds from stock issuance			$ 25,000		$ 114,500,000
Percentage of assets held in trust required				80.00%	80.00%
Percentage of post transaction ownership required				50.00%	50.00%
Common stock subject to possible redemption, redemption price per share | $ / shares				$ 10.10	$ 10.10
Minimum amount of net intangible assets				$ 5,000,001	$ 5,000,001
Percentage of shares subject to lockup provision				15.00%	15.00%
Percentage of commitment redemption				100.00%	100.00%
Number of threshold days from closing of IPO				12 months
Number of threshold extended days from closing of IPO				18 months
Number of days from closing of IPO for shares redemption | D				10	10
Maximum amount of dissolution expenses				$ 100,000	$ 100,000
Number of days of advance notice required for extending days | D				5	5
Threshold deposits				$ 1,150,000	$ 1,150,000
Public share price | $ / shares				$ 0.10	$ 0.10
Number of months of each extension for extending days | M				3	3
Number of extensions of extension period | shares				3	3
Share price per share | $ / shares				$ 10.10	$ 10.10
Bank balance				$ 3,913	$ 475,809
Working capital deficit				309,487	56,014
IPO
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		10,000,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 100,000,000
Aggregate offering cost				1,029,116	1,029,116
Underwriters fees				500,000	500,000
Other offering cost				$ 529,116	$ 529,116
Percentage of marketing agreement fees payable				4.50%	4.50%
Proceeds from stock issuance				$ 5,175,000	$ 5,175,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Number of shares issuable per warrant (in shares) | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Over Allotment Option
Description of Organization and Business Operations and Liquidity
Number of units issued | shares	1,500,000	1,500,000		1,500,000	1,500,000
Unit price | $ / shares	$ 10.00	$ 10.00
Proceeds from issuance of units		$ 15,000,000
Private Placement
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		361,000
Unit price | $ / shares		$ 10.00
Proceeds from issuance of units		$ 3,610,000
Number of shares in a unit | shares		1
Number of warrants in a unit | shares		1
Exercise price of warrant | $ / shares		$ 11.50
Private Placement | Western Acquisition Ventures Sponsor LLC
Description of Organization and Business Operations and Liquidity
Number of units issued | shares		15,000
Proceeds from issuance of units		$ 150,000